Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Schedule of Company's revenue and cost generated from different revenue streams
	2017	2016
NET SALES TO EXTERNAL CUSTOMERS
-Legacy YOD	$794,273	$4,543,616
-Wecast Service	143,544,532	30,641,892
Net sales	144,338,805	35,185,508
GROSS PROFIT
-Legacy YOD	31,659	109,356
-Wecast Service	7,118,793	(475,046)
Gross profit	7,150,452	(365,690)

	December 31,	December 31,
	2017	2016
TOTAL ASSETS
-Legacy YOD	$27,141,163	$36,975,911
-Wecast Service	29,679,735	14,448,702
-Unallocated assets	11,270,378	4,321,677
-Intersegment elimination	(5,051,660)	-
Total	63,039,616	55,746,290